Patent Finance Obligation - Current and Long-Term Portions of Obligations (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Jun. 18, 2023	Jun. 18, 2023
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Aug. 18, 2018	Aug. 18, 2018